CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS - (Parentheticals) (Details) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	23,437,500	23,437,500	22,000,000
Ordinary shares, outstanding (in shares)	23,437,500	23,437,500	22,000,000
Class A
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	470,000,000	470,000,000
Ordinary shares, issued (in shares)	22,260,175	22,260,175	20,822,675
Ordinary shares, outstanding (in shares)	22,260,175	22,260,175	20,822,675
Class B
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	30,000,000	30,000,000
Ordinary shares, issued (in shares)	1,177,325	1,177,325
Ordinary shares, outstanding (in shares)	1,177,325	1,177,325
Parent company | Reportable legal entity
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	23,437,500	23,437,500
Ordinary shares, outstanding (in shares)	23,437,500	23,437,500
Parent company | Reportable legal entity | Class A
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	470,000,000	470,000,000
Ordinary shares, issued (in shares)	22,260,175	22,260,175
Ordinary shares, outstanding (in shares)	22,260,175	22,260,175
Parent company | Reportable legal entity | Class B
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	30,000,000	30,000,000
Ordinary shares, issued (in shares)	1,177,325	1,177,325
Ordinary shares, outstanding (in shares)	1,177,325	1,177,325